Summary of Significant Accounting Policies (Details) $ in Millions	3 Months Ended	12 Months Ended
	Nov. 26, 2016 reportable_segments	Aug. 27, 2016 USD ($) reportable_segments	Aug. 29, 2015 USD ($)	Aug. 30, 2014 USD ($)
Subsequent Event [Line Items]
Number of reportable segments | reportable_segments		1
Insurance policy limit		$ 35.0
Self insurance reserve for product liability, per occurance		2.5
Self insurance reserve for product liability, aggregate per policy year		$ 6.0
Repurchase agreement term		18 months
Repurchase commitment, liability threshold		100.00%
Research and development expense		$ 4.0	$ 3.9	$ 4.3
Advertising expense		$ 4.9	$ 5.5	$ 5.1
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of reportable segments | reportable_segments	2